Accounting considerations related to the SPAC Transaction - Narrative (Details) R$ in Thousands		12 Months Ended
	Feb. 27, 2023 warrants $ / shares shares	Jun. 30, 2023 BRL (R$) shares	Mar. 01, 2023 $ / shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | warrants	10,083,606
Warrants outstanding (in shares) | shares		10,083,592
Warrant liability | R$		R$ 36,446
Gain on changes in fair value of warrants | R$		3,756
Share price per share			$ 9.55
Forward share purchase agreement, number of shares to be purchased (in shares) | shares	2,830,750
Forward share purchase agreement, term after closing	24 months
Forward share purchase agreement, liability | R$		R$ 139,133
Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Number of founders shares (in shares) | shares	3,006,050
Number of ordinary shares issued to TPB acquisition corp shareholders (in shares) | shares	1,503,025
Founder shares, number of consecutive trading days	30 days
Founder shares, term	3 years
Founder shares, number of trading days	20 days
Class B Ordinary Shares, Vested
Disclosure of detailed information about business combination [line items]
Expected volatility, founder shares	54.40%
Risk free interest rate, founder shares	4.51%
Class B Ordinary Shares, Unvested
Disclosure of detailed information about business combination [line items]
Expected volatility, founder shares	54.40%
Risk free interest rate, founder shares	4.88%
Share price per share	$ 10.08
Founder shares, restricted term	3 months
Vesting Condition, One | Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	$ 12.50
Vesting conditions percentage	50.00%
Vesting Condition, One | Class B Ordinary Shares, Vested
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	$ 12.50
Share price per share	9.53
Vesting Condition, Two | Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	$ 15.00
Vesting conditions percentage	50.00%
Vesting Condition, Two | Class B Ordinary Shares, Vested
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	$ 15.00
Share price per share	$ 8.53